                          AIM VARIABLE INSURANCE FUNDS

                       Supplement dated December 29, 2004
             to the Prospectus dated April 30, 2004, as supplemented

The information below is in addition to the information contained in the supplement dated October 12, 2004.

      The AIM Funds' Boards of Trustees have approved a proposal by A I M Advisors, Inc. ("AIM") to waive the advisory fees payable to AIM by certain AIM equity and balanced funds listed below. These fee waivers are effective January 1, 2005 through December 31, 2009 and reduce the advisory fees payable by these funds to the annual rates set forth below (based on average daily net assets).

      These advisory fee waivers were proposed by AIM to comply with the terms of the recent settlement with the New York Attorney General ("NYAG") to resolve a civil enforcement action and investigation related to market timing activity and related issues in the AIM Funds. The advisory fee waivers discussed below implement AIM's agreement with the NYAG to reduce its advisory fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain advisory fees during this period.

                                           ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
                                           JANUARY 1, 2005 REDUCTION             JANUARY 1, 2005 REDUCTION
AIM V.I. Aggressive Growth Fund            0.80% of the first $150 million        0.75% of the first $150 million
                                          0.625% of the next $4.85 billion       0.625% of the next $4.85 billion
                                             0.60% of the next $5 billion*           0.60% of the next $5 billion
                                    0.575% of the excess over $10 billion*  0.575% of the excess over $10 billion

AIM V.I. Balanced Fund                     0.75% of the first $150 million        0.62% of the first $150 million
                                           0.50% of the next $4.85 billion        0.50% of the next $4.85 billion
                                            0.475% of the next $5 billion*          0.475% of the next $5 billion
                                     0.45% of the excess over $10 billion*   0.45% of the excess over $10 billion

AIM V.I. Basic Value Fund                 0.725% of the first $500 million       0.695% of the first $250 million
                                            0.70% of the next $500 million         0.67% of the next $250 million
                                           0.675% of the next $500 million        0.645% of the next $500 million
                                     0.65% of the excess over $1.5 billion         0.62% of the next $1.5 billion
                                                                                  0.595% of the next $2.5 billion
                                                                                   0.57% of the next $2.5 billion
                                                                                  0.545% of the next $2.5 billion
                                                                             0.52% of the excess over $10 billion

AIM V.I. Blue Chip Fund                    0.75% of the first $350 million       0.695% of the first $250 million
                                          0.625% of the next $4.65 billion         0.67% of the next $250 million
                                             0.60% of the next $5 billion*        0.645% of the next $500 million
                                    0.575% of the excess over $10 billion*         0.62% of the next $1.5 billion
                                                                                  0.595% of the next $2.5 billion
                                                                                   0.57% of the next $2.5 billion
                                                                                  0.545% of the next $2.5 billion
                                                                             0.52% of the excess over $10 billion

AIM V.I. Dent
Demographic Trends Fund                      0.77% of the first $2 billion       0.695% of the first $250 million
                                              0.72% of the next $3 billion         0.67% of the next $250 million
                                            0.695% of the next $5 billion*        0.645% of the next $500 million
                                     0.67% of the excess over $10 billion*         0.62% of the next $1.5 billion
                                                                                  0.595% of the next $2.5 billion
                                                                                   0.57% of the next $2.5 billion
                                                                                  0.545% of the next $2.5 billion
                                                                             0.52% of the excess over $10 billion

AIM V.I. Core Stock Fund                 0.75% of average daily net assets       0.695% of the first $250 million
                                                                                   0.67% of the next $250 million
                                                                                  0.645% of the next $500 million
                                                                                   0.62% of the next $1.5 billion
                                                                                  0.595% of the next $2.5 billion
                                                                                   0.57% of the next $2.5 billion
                                                                                  0.545% of the next $2.5 billion
                                                                             0.52% of the excess over $10 billion

* After the waiver put in place before January 1, 2005.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                                (SERIES I SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)"in the prospectus:

"ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)

                                                               TOTAL          FEE              NET
                                                              ANNUAL         WAIVER           ANNUAL
                                                               FUND           AND              FUND
(expenses that are deducted            MANAGEMENT   OTHER    OPERATING      EXPENSE         OPERATING
from Series I share assets)               FEES     EXPENSES   EXPENSES  REIMBURSEMENTS(2)    EXPENSES
-------------------------------------  ----------  --------  ---------  -----------------  -------------
AIM V.I. Aggressive Growth Fund           0.80%      0.35%     1.15%          0.05%           1.10%
AIM V.I. Balanced Fund                    0.75       0.36      1.11           0.13            0.98
AIM V.I. Basic Value Fund                 0.73       0.31      1.04           0.04            1.00
AIM V.I. Blue Chip Fund                   0.75       0.38      1.13           0.05            1.08
AIM V.I. Capital Appreciation Fund        0.61       0.24      0.85           0.00            0.85
AIM V.I. Capital Development Fund         0.75       0.38      1.13           0.00            1.13
AIM V.I. Core Equity Fund                 0.61       0.20      0.81           0.00            0.81

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

AIM V.I. Dent Demographic Trends Fund     0.77       0.45      1.22           0.15            1.07(3)
AIM V.I. Diversified Income Fund          0.60       0.35      0.95           0.00            0.95
AIM V.I. Government Securities Fund       0.47       0.29      0.76           0.00            0.76
AIM V.I. Growth Fund                      0.63       0.27      0.90           0.00            0.90(4)
AIM V.I. High Yield Fund                  0.63       0.43      1.06           0.01            1.05(4)(5)
AIM V.I. International Growth Fund        0.75       0.35      1.10           0.00            1.10
AIM V.I. Mid Cap Core Equity Fund         0.73       0.34      1.07           0.00            1.07
AIM V.I. Money Market Fund                0.40       0.26      0.66           0.00            0.66
AIM V.I. Premier Equity Fund              0.61       0.24      0.85           0.00            0.85

----------
(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through December 31, 2004.

(4) As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.

(5) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.05% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expenses limitation agreements are in effect through April 30, 2005."

The following information replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE" in the prospectus:

"EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the funds are investment options, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in a fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES

                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                       ------  -------  -------  --------
AIM V.I. Aggressive Growth Fund         $112     $350     $606    $1,373
AIM V.I. Balanced Fund                   100      312      542     1,286
AIM V.I. Basic Value Fund                102      318      552     1,251
AIM V.I. Blue Chip Fund                  110      343      595     1,350
AIM V.I. Capital Appreciation Fund        87      271      471     1,049
AIM V.I. Capital Development Fund        115      359      622     1,375
AIM V.I. Core Equity Fund                 83      259      450     1,002
AIM V.I. Dent Demographic Trends Fund    109      340      590     1,403
AIM V.I. Diversified Income Fund          97      303      525     1,166
AIM V.I. Government Securities Fund       78      243      422       942
AIM V.I. Growth Fund                      92      287      498     1,108
AIM V.I. High Yield Fund                 107      336      584     1,293
AIM V.I. International Growth Fund       112      350      606     1,340
AIM V.I. Mid Cap Core Equity Fund        109      340      590     1,306
AIM V.I. Money Market Fund                67      211      368       822
AIM V.I. Premier Equity Fund              87      271      471     1,049"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation from the following funds as a percentage of each fund's average daily net assets as follows:

ADVISORY
FUND                                    FEE
-------------------------------------  -----
AIM V.I. Aggressive Growth Fund        0.80%
AIM V.I. Balanced Fund                 0.75%
AIM V.I. Basic Value Fund              0.73%
AIM V.I. Blue Chip Fund                0.75%
AIM V.I. Capital Appreciation Fund     0.61%
AIM V.I. Capital Development Fund      0.75%
AIM V.I. Core Equity Fund              0.61%
AIM V.I. Dent Demographic Trends Fund  0.85%
AIM V.I. Diversified Income Fund       0.60%
AIM V.I. Government Securities Fund    0.47%
AIM V.I. Growth Fund                   0.63%
AIM V.I. High Yield Fund               0.62%
AIM V.I. International Growth Fund     0.75%
AIM V.I. Mid Cap Core Equity Fund      0.73%
AIM V.I. Money Market Fund             0.40%
AIM V.I. Premier Equity Fund           0.61%

            The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.625%, 0.75% to 0.50%, 0.725% to 0.65%, 0.75% to 0.625% and 0.77% to 0.72%, respectively, of average daily net assets for AIM V.I. Aggressive Growth, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund and AIM V.I. Dent Demographics Trends Fund, respectively, based on net asset levels. The advisor has contractually agreed to advisor fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                                        ADVISORY FEE RATES BEFORE                   ADVISORY FEE RATES AFTER
                                         JANUARY 1, 2005 WAIVER                      JANUARY 1, 2005 WAIVER
AIM V.I. Aggressive Growth Fund          0.80% of the first $150 million         0.75% of the first $150 million
                                        0.625% of the next $4.85 billion        0.625% of the next $4.85 billion
                                           0.60% of the next $5 billion*            0.60% of the next $5 billion
                                  0.575% of the excess over $10 billion*   0.575% of the excess over $10 billion

AIM V.I. Balanced Fund                   0.75% of the first $150 million         0.62% of the first $150 million
                                         0.50% of the next $4.85 billion         0.50% of the next $4.85 billion
                                          0.475% of the next $5 billion*           0.475% of the next $5 billion
                                   0.45% of the excess over $10 billion*    0.45% of the excess over $10 billion

AIM V.I. Basic Value Fund               0.725% of the first $500 million        0.695% of the first $250 million
                                          0.70% of the next $500 million          0.67% of the next $250 million
                                         0.675% of the next $500 million         0.645% of the next $500 million
                                   0.65% of the excess over $1.5 billion          0.62% of the next $1.5 billion
                                                                                 0.595% of the next $2.5 billion
                                                                                  0.57% of the next $2.5 billion
                                                                                 0.545% of the next $2.5 billion
                                                                            0.52% of the excess over $10 billion

AIM V.I. Blue Chip Fund                  0.75% of the first $350 million        0.695% of the first $250 million
                                        0.625% of the next $4.65 billion          0.67% of the next $250 million
                                           0.60% of the next $5 billion*         0.645% of the next $500 million
                                  0.575% of the excess over $10 billion*          0.62% of the next $1.5 billion
                                                                                 0.595% of the next $2.5 billion
                                                                                  0.57% of the next $2.5 billion
                                                                                 0.545% of the next $2.5 billion
                                                                            0.52% of the excess over $10 billion

AIM V.I. Dent Demographic Trends           0.77% of the first $2 billion        0.695% of the first $250 million
Fund                                        0.72% of the next $3 billion          0.67% of the next $250 million
                                          0.695% of the next $5 billion*         0.645% of the next $500 million
                                   0.67% of the excess over $10 billion*          0.62% of the next $1.5 billion
                                                                                 0.595% of the next $2.5 billion
                                                                                  0.57% of the next $2.5 billion
                                                                                 0.545% of the next $2.5 billion
                                                                            0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                                (SERIES I SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES I SHARES)(1)

(expenses that are deducted
from Series I share assets)                       SERIES I SHARES
---------------------------                       ---------------
Management Fees                                          0.80%
Other Expenses                                           0.35
Total Annual Fund Operating Expenses                     1.15
Fee Waiver(2)                                            0.05
Net Annual Fund Operating Expenses                       1.10

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

The following information replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------                  ------  -------  -------  --------
AIM V.I. Aggressive Growth Fund   $112    $350     $606     $1,373"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.80% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

      ADVISORY FEE RATES BEFORE                   ADVISORY FEE RATES AFTER
      JANUARY 1, 2005 WAIVER                      JANUARY 1, 2005 WAIVER
       0.80% of the first $150 million         0.75% of the first $150 million
      0.625% of the next $4.85 billion        0.625% of the next $4.85 billion
         0.60% of the next $5 billion*            0.60% of the next $5 billion
0.575% of the excess over $10 billion*   0.575% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BALANCED FUND
                                (SERIES I SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES I SHARES)(1)

(expenses that are deducted
from Series I share assets)              SERIES I SHARES
---------------------------              ---------------
Management Fees                              0.75%
Other Expenses                               0.36
Total Annual Fund Operating Expenses         1.11
Fee Waiver(2)                                0.13
Net Annual Fund Operating Expenses           0.98

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

The following information replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------                  ------  -------  -------  --------
AIM V.I. Balanced Fund            $100    $312     $542     $1,286"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.75% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.50% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE               ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
      0.75% of the first $150 million         0.62% of the first $150 million
      0.50% of the next $4.85 billion         0.50% of the next $4.85 billion
       0.475% of the next $5 billion*           0.475% of the next $5 billion
0.45% of the excess over $10 billion*    0.45% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. BASIC VALUE FUND
                                (SERIES I SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES I SHARES)(1)

(expenses that are deducted
from Series I share assets)              SERIES I SHARES
---------------------------              ---------------
Management Fees                                0.73%
Other Expenses                                 0.31
Total Annual Fund Operating Expenses           1.04
Fee Waiver(2)                                  0.04
Net Annual Fund Operating Expenses             1.00

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

The following information replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------                  ------  -------  -------  --------
AIM V.I. Basic Value Fund         $102    $318     $552     $1,251"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.75% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.725% to 0.65% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
     0.725% of the first $500 million        0.695% of the first $250 million
       0.70% of the next $500 million          0.67% of the next $250 million
      0.675% of the next $500 million         0.645% of the next $500 million
0.65% of the excess over $1.5 billion          0.62% of the next $1.5 billion
                                              0.595% of the next $2.5 billion
                                               0.57% of the next $2.5 billion
                                              0.545% of the next $2.5 billion
                                        0.52% of the excess over $10 billion"

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BLUE CHIP FUND
                                (SERIES I SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES I SHARES)(1)

(expenses that are deducted
from Series I share assets)              SERIES I SHARES
---------------------------              ---------------
Management Fees                                0.75%
Other Expenses                                 0.38
Total Annual Fund Operating Expenses           1.13
Fee Waiver(2)                                  0.05
Net Annual Fund Operating Expenses             1.08

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

The following information replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES           1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------           ------   -------   -------   --------
AIM V.I. Blue Chip Fund   $110     $343      $595      $1,350"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.75% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                  JANUARY 1, 2005 WAIVER
       0.75% of the first $350 million      0.695% of the first $250 million
      0.625% of the next $4.65 million        0.67% of the next $250 million
         0.60% of the next $5 billion*       0.645% of the next $500 million
0.575% of the excess over $10 billion*        0.62% of the next $1.5 billion
                                             0.595% of the next $2.5 billion
                                              0.57% of the next $2.5 billion
                                             0.545% of the next $2.5 billion
                                        0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE STOCK FUND
                                (SERIES I SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES I SHARES)(1)

(expenses that are deducted
from Fund assets)                        SERIES I SHARES
---------------------------              ---------------
Management Fees                                 0.75%
Other Expenses                                  0.38(2)
Total Annual Fund Operating Expenses            1.13(3)
Fee Waiver(4)                                   0.05
Net Annual Fund Operating Expenses              1.08

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

(3) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense."

(4) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product, and if it did, expenses would be higher. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES            1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------            ------   -------  -------  --------
AIM V.I. Core Stock Fund    $110     $343     $595     $1,350"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

                           ADVISORY FEE AS A PERCENTAGE OF
                           FUND AVERAGE ANNUAL NET ASSETS
FUND                                UNDER MANAGEMENT
----                       -------------------------------
AIM V.I. Core Stock Fund                0.75%

The annual management fee payable to the advisor pursuant to the investment advisory agreement is 0.75% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

ADVISORY FEE RATES BEFORE                     ADVISORY FEE RATES AFTER
JANUARY 1, 2005 WAIVER                        JANUARY 1, 2005 WAIVER
0.75% of average daily net assets         0.695% of the first $250 million
                                            0.67% of the next $250 million
                                           0.645% of the next $500 million
                                            0.62% of the next $1.5 billion
                                    0.595% of the excess over $2.5 billion
                                            0.57% of the next $2.5 billion
                                           0.545% of the next $2.5 billion
                                     0.52% of the excess over $10 billion"

                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                                (SERIES I SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES I SHARES)(1)

(expenses that are deducted
from Series I share assets)           SERIES I SHARES
---------------------------           ---------------
Management Fees                             0.77%
Other Expenses                              0.45
Total Annual Fund Operating Expenses        1.22
Fee Waiver(2)                               0.15
Net Annual Fund Operating Expenses          1.07(3)

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

(3) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement."

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------                        ------  -------  -------  --------
AIM V.I. Dent Demographic Trends Fund   $109    $340     $590     $1,403"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.85% of the average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.77% to 0.72% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
JANUARY 1, 2005 WAIVER                          JANUARY 1, 2005 WAIVER
        0.77% of the first $2 billion         0.695% of the first $250 million
         0.72% of the next $3 billion           0.67% of the next $250 million
       0.695% of the next $5 billion*          0.645% of the next $500 million
0.67% of the excess over $10 billion*           0.62% of the next $1.5 billion
                                        0.595% of the excess over $2.5 billion
                                                0.57% of the next $2.5 billion
                                               0.545% of the next $2.5 billion
                                          0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                               (SERIES II SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

This supplement replaces in its entirety the section under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)"in the prospectus:

      "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)

                                                                                TOTAL             FEE             NET
                                                                                ANNUAL           WAIVER          ANNUAL
(expenses that are                                                               FUND             AND             FUND
deducted from                              MANAGEMENT   RULE 12b-1    OTHER    OPERATING        EXPENSE        OPERATING
Series II share assets)                      FEES         FEES       EXPENSES   EXPENSES    REIMBURSEMENTS(2)   EXPENSES
-------------------------------------      ----------   ----------   --------  ---------    -----------------  ---------
AIM V.I. Aggressive Growth Fund              0.80%        0.25%        0.35%      1.40%            0.05%         1.35%
AIM V.I. Balanced Fund                       0.75         0.25         0.36       1.36             0.13          1.23
AIM V.I. Basic Value Fund                    0.73         0.25         0.31       1.29             0.04          1.25
AIM V.I. Blue Chip Fund                      0.75         0.25         0.38       1.38             0.05          1.33
AIM V.I. Capital Appreciation Fund           0.61         0.25         0.24       1.10             0.00          1.10
AIM V.I. Capital Development Fund            0.75         0.25         0.38       1.38             0.00          1.38
AIM V.I. Core Equity Fund                    0.61         0.25         0.20       1.06             0.00          1.06
AIM V.I. Dent Demographic Trends Fund        0.77         0.25         0.45       1.47             0.07          1.40
AIM V.I. Diversified Income Fund             0.60         0.25         0.35       1.20             0.00          1.20

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

AIM V.I. Government Securities Fund          0.47         0.25         0.29       1.01             0.00          1.01
AIM V.I. Growth Fund                         0.63         0.25         0.27       1.15             0.00          1.15(3)
AIM V.I. High Yield Fund                     0.63         0.25         0.43       1.31             0.11          1.20(3,4)
AIM V.I. International Growth Fund           0.75         0.25         0.35       1.35             0.00          1.35
AIM V.I. Mid Cap Core Equity Fund            0.73         0.25         0.34       1.32             0.00          1.32
AIM V.I. Money Market Fund                   0.40         0.25         0.26       0.91             0.00          0.91
AIM V.I. Premier Equity Fund                 0.61         0.25         0.24       1.10             0.00          1.10

----------
(3) As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.

(4) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.20%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.20% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expenses limitation agreements are in effect through April 30, 2005."

The following replaces in its entirety the information appearing under "EXPENSE EXAMPLE":

"EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the funds are investment options, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in a fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
AIM V.I. Aggressive Growth Fund          $137      $428      $739     $1,655
AIM V.I. Balanced Fund                    125       390       676      1,572
AIM V.I. Basic Value Fund                 127       397       686      1,537
AIM V.I. Blue Chip Fund                   135       421       729      1,633
AIM V.I. Capital Appreciation Fund        112       350       606      1,340
AIM V.I. Capital Development Fund         141       437       755      1,657
AIM V.I. Core Equity Fund                 108       337       585      1,294
AIM V.I. Dent Demographic Trends Fund     143       443       766      1,724

AIM V.I. Diversified Income Fund          122       381       660      1,455
AIM V.I. Government Securities Fund       103       322       558      1,236
AIM V.I. Growth Fund                      117       365       633      1,398
AIM V.I. High Yield Fund                  122       404       708      1,569
AIM V.I. International Growth Fund        137       428       739      1,624
AIM V.I. Mid Cap Core Equity Fund         134       418       723      1,590
AIM V.I. Money Market Fund                 93       290       504      1,120
AIM V.I. Premier Equity Fund              112       350       606      1,340"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation from the following funds as a percentage of each fund's average daily net assets as follows:

                                         ADVISORY
FUND                                       FEE
----                                     --------
AIM V.I. Aggressive Growth Fund            0.80%
AIM V.I. Balanced Fund                     0.75%
AIM V.I. Basic Value Fund                  0.73%
AIM V.I. Blue Chip Fund                    0.75%
AIM V.I. Capital Appreciation Fund         0.61%
AIM V.I. Capital Development Fund          0.75%
AIM V.I. Core Equity Fund                  0.61%
AIM V.I. Dent Demographic Trends Fund      0.85%
AIM V.I. Diversified Income Fund           0.60%
AIM V.I. Government Securities Fund        0.47%
AIM V.I. Growth Fund                       0.63%
AIM V.I. High Yield Fund                   0.62%
AIM V.I. International Growth Fund         0.75%
AIM V.I. Mid Cap Core Equity Fund          0.73%
AIM V.I. Money Market Fund                 0.40%
AIM V.I. Premier Equity Fund               0.61%

            The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.625%, 0.75% to 0.50%, 0.725% to 0.65%, 0.75% to 0.625% and 0.77% to 0.72% respectively, of average daily net assets for AIM V.I. Aggressive Growth, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund and AIM V.I. Dent Demographics Trends Fund respectively, based on net asset levels. The advisor has contractually agreed to advisor fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                                              ADVISORY FEE RATES BEFORE                 ADVISORY FEE RATES AFTER
                                              JANUARY 1, 2005 WAIVER                     JANUARY 1, 2005 WAIVER
AIM V.I. Aggressive Growth Fund                0.80% of the first $150 million          0.75% of the first $150 million
                                              0.625% of the next $4.85 billion         0.625% of the next $4.85 billion
                                                 0.60% of the next $5 billion*             0.60% of the next $5 billion
                                        0.575% of the excess over $10 billion*    0.575% of the excess over $10 billion

AIM V.I. Balanced Fund                         0.75% of the first $150 million          0.62% of the first $150 million
                                               0.50% of the next $4.85 billion          0.50% of the next $4.85 billion
                                                0.475% of the next $5 billion*            0.475% of the next $5 billion
                                         0.45% of the excess over $10 billion*     0.45% of the excess over $10 billion

AIM V.I. Basic Value Fund                     0.725% of the first $500 million         0.695% of the first $250 million
                                                0.70% of the next $500 million           0.67% of the next $250 million
                                               0.675% of the next $500 million          0.645% of the next $500 million
                                         0.65% of the excess over $1.5 billion           0.62% of the next $1.5 billion
                                                                                        0.595% of the next $2.5 billion
                                                                                         0.57% of the next $2.5 billion
                                                                                        0.545% of the next $2.5 billion
                                                                                   0.52% of the excess over $10 billion

AIM V.I. Blue Chip Fund                        0.75% of the first $350 million         0.695% of the first $250 million
                                              0.625% of the next $4.65 billion           0.67% of the next $250 million
                                                0.600% of the next $5 billion*          0.645% of the next $500 million
                                        0.575% of the excess over $10 billion*           0.62% of the next $1.5 billion
                                                                                        0.595% of the next $2.5 billion
                                                                                         0.57% of the next $2.5 billion
                                                                                        0.545% of the next $2.5 billion
                                                                                   0.52% of the excess over $10 billion

AIM V.I. Dent Demographic Trends Fund            0.77% of the first $2 billion         0.695% of the first $250 million
                                                  0.72% of the next $3 billion           0.67% of the next $250 million
                                                0.695% of the next $5 billion*          0.645% of the next $500 million
                                         0.67% of the excess over $10 billion*           0.62% of the next $1.5 billion
                                                                                        0.595% of the next $2.5 billion
                                                                                         0.57% of the next $2.5 billion
                                                                                        0.545% of the next $2.5 billion
                                                                                   0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                               (SERIES II SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES II SHARES)(1)

(expenses that are deducted
from Series II share assets)            SERIES II SHARES
----------------------------            ----------------
Management Fees                               0.80%
Rule 12b-1 Fees                               0.25
Other Expenses                                0.35
Total Annual Fund Operating Expenses          1.40
Fee Waiver(2)                                 0.05
Net Annual Fund Operating Expenses            1.35

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table."

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This Example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------                 ------  -------  -------  --------
AIM V.I. Aggressive Growth Fund   $137    $428     $739     $1,655"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.80% of the average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

        ADVISORY FEE RATES BEFORE             ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
       0.80% of the first $150 million       0.75% of the first $150 million
      0.625% of the next $4.85 billion      0.625% of the next $4.85 billion
         0.60% of the next $5 billion*          0.60% of the next $5 billion
0.575% of the excess over $10 billion*  0.575% of the excess over 10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BALANCED FUND
                               (SERIES II SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES II SHARES)(1)

(expenses that are deducted
from Series II share assets)            SERIES II SHARES
----------------------------            ----------------
Management Fees                               0.75%
Rule 12b-1 Fees                               0.25
Other Expenses                                0.36
Total Annual Fund Operating Expenses          1.36
Fee Waiver(2)                                 0.13
Net Annual Total Operating Expenses           1.23

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table."

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This Example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES         1 YEAR   3 YEARS  5 YEARS   10 YEARS
----------------         ------   -------  -------   --------
AIM V.I. Balanced Fund    $125     $390     $676      $1,572"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.75% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.50% of average daily net assets, based on net asset levels. The advisor contractually agreed to advisory fees waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

       ADVISOR FEE RATES BEFORE               ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
      0.75% of the first $150 million        0.62% of the first $150 million
      0.50% of the next $4.85 billion        0.50% of the next $4.85 billion
       0.475% of the next $5 billion*          0.475% of the next $5 billion
0.45% of the excess over $10 billion*   0.45% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. BASIC VALUE FUND
                               (SERIES II SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES II SHARES)(1)

(expenses that are deducted
from Series II share assets)            SERIES II SHARES
----------------------------            ----------------
Management Fees                              0.73%
Rule (12b-1) Fees                            0.25
Other Expenses                               0.31
Total Annual Fund Operating Expenses         1.29
Fee Waiver(2)                                0.04
Net Annual Fund Operating Expenses           1.25

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table."

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This Example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES           1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------           ------    -------   -------   --------
AIM V.I. Basic Value Fund  $127      $397      $686      $1,537"


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.73% of the average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.725% to 0.65% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

        ADVISORY FEE RATES BEFORE          ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER             JANUARY 1, 2005 WAIVER
     0.725% of the first $500 million       0.695% of the first $250 million
       0.70% of the next $500 million         0.67% of the next $250 million
      0.675% of the next $500 million        0.645% of the next $500 million
0.65% of the excess over $1.5 billion         0.62% of the next $1.5 billion
                                             0.595% of the next $2.5 billion
                                              0.57% of the next $2.5 billion
                                             0.545% of the next $2.5 billion
                                       0.52% of the excess over $10 billion"

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BLUE CHIP FUND
                               (SERIES II SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)" in the prospectus:

         "ANNUAL FUND OPERATING EXPENSE (SERIES II SHARES)(1)

(expenses that are deducted
from Series II share assets)            SERIES II SHARES
----------------------------            ----------------
Management Fees                               0.75%
Rule (12b-1) Fees                             0.25
Other Expenses                                0.38
Total Annual Fund Operating Expenses          1.38
Fee Waiver(2)                                 0.05
Net Annual Fund Operating Expenses            1.33

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table."

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This Example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES          1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------          ------   -------    -------   --------
AIM V.I. Blue Chip Fund    $135     $421       $729      $1,633"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.75% of the average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

        ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
       0.75% of the first $350 million      0.695% of the first $250 million
      0.625% of the next $4.65 billion        0.67% of the next $250 million
         0.60% of the next $5 billion*       0.645% of the next $500 million
0.575% of the excess over $10 billion*        0.62% of the next $1.5 billion
                                             0.595% of the next $2.5 billion
                                              0.57% of the next $2.5 billion
                                             0.545% of the next $2.5 billion
                                        0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE STOCK FUND
                               (SERIES II SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES II SHARES)(1)

(expenses that are deducted
from Fund assets)                       SERIES II SHARES
---------------------------             ----------------
Management Fees                               0.75%
Distribution and service (12b-1) Fees         0.25
Other Expenses                                0.38(2)
Total Annual Fund Operating Expenses          1.38(3)
Fee Waiver(4)                                 0.05
Net Annual Fund Operating Expenses            1.33

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.

(3) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense."

(4) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series II shares of the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product, and if it did, expenses would be higher. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES            1 YEAR   3 YEARS  5 YEARS   10 YEARS
----------------            ------   -------  -------   --------
AIM V.I. Core Stock Fund     $135     $421     $729      $1,633"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

                                    ADVISORY FEE AS A PERCENTAGE OF
                                    FUND AVERAGE ANNUAL NET ASSETS
FUND                                        UNDER MANAGEMENT
----                                -------------------------------
AIM V.I. Core Stock Fund                         0.75%

      The annual management fee payable to the advisor pursuant to the investment advisory agreement is 0.75% of average daily net assets, based on net asset levels. The advisor contractually agreed to advisory fees waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                                ADVISOR FEE RATES BEFORE               ADVISORY FEE RATES AFTER
                                 JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
AIM V.I. Core Stock Fund   0.75% of average daily net assets        0.695% of the first $250 million
                                                                      0.67% of the next $250 million
                                                                     0.645% of the next $500 million
                                                                      0.62% of the next $1.5 billion
                                                                     0.595% of the next $2.5 billion
                                                                      0.57% of the next $2.5 billion
                                                                     0.545% of the next $2.5 billion
                                                               0.52% of the excess over $10 billion"

                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                               (SERIES II SHARES)

                       Supplement dated December 29, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)" in the prospectus:

      "ANNUAL FUND OPERATING EXPENSE (SERIES II SHARES)(1)

(expenses that are deducted
from Series II share assets)            SERIES II SHARES
----------------------------            ----------------
Management Fees                               0.77%
Rule (12b-1) Fees                             0.25
Other Expenses                                0.45
Total Annual Fund Operating Expenses          1.47
Fee Waiver(2)                                 0.07
Net Annual Fund Operating Expenses            1.40(3)

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

(3) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement."

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

      "EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

            The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                        1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------                        ------   -------   -------    --------
AIM V.I. Dent Demographic Trends Fund    $143     $443      $766       $1,724"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.85% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.77% to 0.72% of average daily net assets, based on net asset levels. The advisor contractually agreed to advisory fees waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                                              ADVISOR FEE RATES BEFORE               ADVISORY FEE RATES AFTER
                                               JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
AIM V.I. Dent Demographic Trends Fund           0.77% of the first $2 billion      0.695% of the first $250 million
                                                 0.72% of the next $3 billion        0.67% of the next $250 million
                                               0.695% of the next $5 billion*       0.645% of the next $500 million
                                        0.67% of the excess over $10 billion*        0.62% of the next $1.5 billion
                                                                                    0.595% of the next $2.5 billion
                                                                                     0.57% of the next $2.5 billion
                                                                                    0.545% of the next $2.5 billion
                                                                               0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."